PROPERTY AND EQUIPMENT NET (Tables)	12 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT NET
Property and equipment
	Land	Building	Leasehold improvements	Machinery and equipment	Computer equipment	Furniture and fixtures	Total
	$	$	$	$	$	$	$
Cost
As at June 30, 2023	430,750	1,082,145	1,278,305	327,206	134,772	432,948	3,686,126
Additions (disposals)	-	-	-	-	-	-	-
Translation adjustment	14,543	28,593	24,999	11,046	-	-	79,181
As at June 30, 2024	445,293	1,110,738	1,303,304	338,252	134,772	432,948	3,765,307
Additions (disposals)	(445,293)	(1,107,168)	16,681	-	-	-	(1,535,780)
Impairment charge	-	-	(780,401)	(344,851)	-	-	(1,125,252)
Translation adjustment	-	-3,570	14,932	6,599	-	-	17,961
As at June 30, 2025	-	-	554,516	-	134,772	432,948	1,122,236

Accumulated depreciation
As at June 30, 2023	-	(112,114)	(287,179)	(120,024)	(115,836)	(170,110)	(805,263)
Depreciation	-	(43,992)	(119,040)	(66,983)	(14,352)	(74,232)	(318,599)
Translation adjustment	-	(4,221)	-	(4,719)	-	-	(8,940)
As at June 30, 2024	-	(160,327)	(406,219)	(191,726)	(130,188)	(244,342)	(1,132,802)
Depreciation	-	(45,296)	(120,708)	(68,970)	(4,537)	(74,232)	(313,743)
Disposals		208,755	-	-	-	-	208,755
Impairment charge	-	-	-	264,436	-	-	264,436
Translation adjustment	-	(3,132)	-	(3,740)	-	-	(6,872)
As at June 30, 2025	-	-	(526,927)	-	(134,725)	(318,574)	(980,226)

Net book value ($)
As at June 30, 2023	430,750	970,031	991,126	207,182	18,936	262,838	2,880,863
As at June 30, 2024	445,293	950,411	897,085	146,526	4,584	188,606	2,632,505
As at June 30, 2025	-	-	27,589	-	47	114,374	142,010